29. Tax liabilities	12 Months Ended
Dec. 31, 2019
Tax Liabilities
Tax liabilities
	12.31.19	12.31.18
Non-current
Current
Provincial, municipal and federal contributions and taxes	179,024	200,586
VAT payable	1,302,042	634,374
Tax withholdings	147,062	195,474
SUSS withholdings	8,431	11,433
Municipal taxes	137,772	163,175
Tax regularization plan	-	584
Total Current	1,774,331	1,205,626